The Millicom Group - A.3. Investments in associates (Details) - MKC Brilliant Holding GmbH (LIH) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%
Impairment loss		$ 48	$ 40